10-K Income Taxes (Tables)	6 Months Ended
Jun. 30, 2023
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
Income tax expense on the Consolidated Statements of Operations for the years ended December 31 was as follows:

	2022	2021	2020
	(In thousands)
Current:
Federal	$27,293	$4,270	$32,682
State	13,230	6,331	12,996
	40,523	10,601	45,678
Deferred:
Income taxes:
Federal	1,715	26,793	2,972
State	363	6,065	(1,219)
	2,078	32,858	1,753
Total income tax expense	$42,601	$43,459	$47,431

Schedule of Deferred Tax Assets and Liabilities
Components of deferred tax assets and deferred tax liabilities at December 31 were as follows:

	2022	2021
	(In thousands)
Deferred tax assets:
Accrued pension costs	$11,070	$15,011
Operating lease liabilities	11,804	12,966
Asset retirement obligations	9,687	8,696
Deferred compensation/compensation related	15,329	14,654
Net operating loss/credit carryforward	12,039	11,329
Capitalized inventory overheads	7,260	4,683
Payroll tax deferral	—	2,329
Other	8,412	8,032
Total deferred tax assets	$75,601	$77,700

	2022	2021
	(In thousands)
Deferred tax liabilities:
Basis differences on property, plant and equipment	$203,099	$199,928
Operating lease right-of-use-assets	11,804	12,966
Intangible assets	10,975	9,760
Other	13,488	12,243
Total deferred tax liabilities	239,366	234,897
Valuation allowance	12,039	11,329
Net deferred income tax liability	$(175,804)	$(168,526)

Schedule of Net Deferred Income Tax Liability
The following table reconciles the change in the net deferred income tax liability from December 31, 2021, to December 31, 2022, to deferred income tax expense:

	2022	2021
	(In thousands)
Change in net deferred income tax liability from the preceding table	$7,278	$37,516
Deferred income taxes established due to an acquisition	(1,215)	(3,177)
Deferred taxes associated with other comprehensive loss	(3,985)	(1,481)
Deferred income tax expense for the period	$2,078	$32,858

Schedule of Effective Income Tax Rate Reconciliation
Total income tax expense differs from the amount computed by applying the statutory federal income tax rate to income before taxes. The reasons for this difference were as follows:

Years ended December 31,	2022		2021		2020
	Amount	%	Amount	%	Amount	%
	(Dollars in thousands)
Computed tax at federal statutory rate	$33,353	21.0	$36,375	21.0	$40,899	21.0
Increases (reductions) resulting from:
State income taxes, net of federal income tax	9,702	6.1	9,429	5.4	10,450	5.4
Depletion allowance	(2,123)	(1.3)	(1,893)	(1.1)	(1,756)	(0.9)
Nonqualified benefit plans	1,129	0.7	(535)	(0.3)	(922)	(0.5)
Deductible K-Plan dividends	(394)	(0.3)	(392)	(0.2)	(372)	(0.2)
Resolution of tax matters and uncertain tax positions	592	0.4	(64)	—	(1,375)	(0.7)
Other	342	0.2	539	0.3	507	0.3
Total income tax expense	$42,601	26.8	$43,459	25.1	$47,431	24.4